Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following summarizes the relationship between the total compensation paid to our CEO and other Non-CEO NEOs and our financial performance:

			Average Summary Compensation Table Total for Non-CEO NEO’s (2)	Average Compensation Actually Paid to Non-CEO NEO’s (3)	Value of Initial Fixed $100 Investment Based On:
Year (1)	Summary Compensation Table Total For CEO (2)	Compensation Actually Paid to CEO (3)			Camden Total Shareholder Return (4)	FTSE NAREIT Equity Total Shareholder Return (4)	Net Income (In thousands) (5)	Core FFO/Share (6)
2024	$7,224,768	$7,224,768	$4,710,971	$5,019,043	$129.20	$123.25	$170,840	$6.85
2023	6,911,304	6,911,304	4,178,445	4,076,395	106.51	113.35	410,553	6.82
2022	6,176,567	6,176,567	3,674,346	2,964,322	115.31	99.67	661,508	6.52
2021	4,285,423	4,285,423	3,682,054	4,592,404	179.00	131.78	312,376	5.39
2020	3,867,431	3,867,431	2,808,294	3,304,525	97.72	92.00	128,579	5.10
(1) Individuals included for the applicable years are as follows:

Year	CEO	Non-CEO NEO’s
2024	Richard J. Campo	D. Keith Oden, Alexander J. Jessett, Laurie A. Baker, William W. Sengelmann (a)
2023	Richard J. Campo	D. Keith Oden, Alexander J. Jessett, Laurie A. Baker, William W. Sengelmann (a)
2022	Richard J. Campo	D. Keith Oden, Alexander J. Jessett, Laurie A. Baker, William W. Sengelmann (a)
2021	Richard J. Campo	D. Keith Oden, H. Malcolm Stewart (b), Alexander J. Jessett, William W. Sengelmann (a)
2020	Richard J. Campo	D. Keith Oden, H. Malcolm Stewart (b), Alexander J. Jessett, William W. Sengelmann (a)
(a) Mr. Sengelmann retired as Executive Vice President-Real Estate Investments effective October 1, 2024.
(b) Mr. Stewart retired as President and Chief Operating Officer effective December 31, 2021.

(2)    See the Summary Compensation Table on page 44 for a detail of the summary compensation for the CEO for 2024, 2023 and 2022. See the Summary Compensation Table as disclosed in the 2022 Proxy for 2021 and 2020 summary compensation for the CEO. The average compensation for the non-CEO NEOs for 2024, 2023 and 2022 was calculated from the Summary Compensation Table on page 44. The average compensation for the non-CEO NEOs for 2021 and 2020 was calculated from the Summary Compensation Table as disclosed in the 2022 Proxy.
(3)    Mr. Campo became Retirement Eligible in 2019, and therefore all share awards granted to him fully vest on the date of grant. Accordingly, there is no change between the amount in the Summary Compensation Table and the actual compensation paid to the
CEO. The table below provides the adjustments to the Summary Compensation Table total compensation made to arrive at the average compensation actually paid to the average for non-CEO NEOs:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	2024	2023	2022	2021	2020
Summary Compensation Table Total	$4,710,971	$4,178,445	$3,674,346	$3,682,054	$2,808,294
Less the average equity award amounts included in the “Stock Awards” column of the Summary Compensation Table	$(2,326,263)	$(2,326,248)	$(1,769,167)	$(1,614,532)	$(1,649,370)
Plus the average year-end value of awards granted in the covered fiscal year which were outstanding and unvested at the end of the covered fiscal year	942,999	654,836	568,966	947,853	884,667
Plus/(less) the amount equal to the change in average value as of the end of the covered fiscal year as compared to the end of the prior fiscal year for awards which were granted in prior years and were outstanding and unvested as of the covered fiscal year	91,501	(43,083)	(394,170)	366,214	(75,398)
Plus the average vesting date value of awards which were granted and vested during the same covered fiscal year	1,550,913	1,520,682	936,314	614,464	1,126,588
Plus/(less) the amount equal to the change in average value as of the vesting date from the end of the prior fiscal year for awards which were granted in prior years and vested in the covered fiscal year	(8,745)	42,080	(93,275)	546,500	139,781
Plus the average amount of dividends paid on outstanding and unvested shares during the covered fiscal year	57,667	49,683	41,308	49,851	69,963
Compensation Actually Paid	$5,019,043	$4,076,395	$2,964,322	$4,592,404	$3,304,525
(4)    Total Shareholder Return represents the return on a fixed investment of $100 in the Company’s (or FTSE NAREIT Equity’s) stock for the period beginning on the last trading day of 2019 through December 31, 2024, and assumes the quarterly reinvestment of dividends. FTSE NAREIT Equity is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on 10-K for the year ended December 31, 2024. The following graph shows the relationship between compensation actually paid and total shareholder return for the Company and the peer group.
(5)    The following graph compares the compensation actually paid to our CEO and the average of the compensation actually paid to our Non-CEO NEOs to net income.
(a) Net Income includes a $174.4 million gain on sale of two operating properties.
(b) Net Income includes a $474.1 million gain on the acquisition of unconsolidated joint venture interests, and a $36.4 million gain on sale of one operating property.
(c) Net Income includes a $225.4 million gain on sale of two operating properties and one parcel of land.
(d) Net Income includes a $43.8 million gain on sale of one operating property, partially offset by a $41.0 million impairment associated with land development activities.

(6)    We consider Core FFO per share to be a key metric used in determining the CEO’s and other NEOs performance bonus. A definition of Core FFO , as well as a reconciliation of net income attributable to common shareholders to Core FFO and diluted EPS to Core FFO diluted per share for the year ended December 31, 2024 is contained in Appendix A of this proxy statement. The following graph compares the compensation actually paid to our CEO and the average of the compensation actually paid to our Non CEO NEOs to Core FFO per share. The graph below illustrates the correlation between compensation actually paid and Core FFO per share, which we believe is the most important financial metric linking the Company’s financial performance with compensation.

The following are the financial and other performance measures the Company considers most important in linking the compensation actually paid to its executives for 2024:

●	Core FFO/Share
●	Same Property NOI (a) growth
●	Net Debt/Adjusted EBITDAre (b)
●	Weighted Average Yields (c)
(a)    Same Property NOI growth illustrates our ability to grow in current markets. A reconciliation of net income to NOI and same property net operating income for the year ended December 31, 2024 is contained in Appendix A of this proxy statement.

(b)    In an effort to maintain appropriate and manageable levels of debt, the Company utilizes the Net Debt/Adjusted EBITDAre Ratio as a key metric. The Company considers Adjusted EBITDAre to be an appropriate supplemental measure of operating performance to net income attributable to common shareholders because it represents income before non-cash depreciation and the cost of debt, and excludes gains or losses from property dispositions. A reconciliation of net income to Adjusted EBITDAre, and average Total debt to Net debt and a computation of the ratio to adjusted EBITDAre for the year ended December 31, 2024 is contained in Appendix A of this proxy statement.
	(c) We continually assess our properties and future growth opportunities. The performance of our individual properties is extremely important. As such, weighted average yields from stabilized acquisitions/developments are a key metric.
Named Executive Officers, Footnote
(1) Individuals included for the applicable years are as follows:

Year	CEO	Non-CEO NEO’s
2024	Richard J. Campo	D. Keith Oden, Alexander J. Jessett, Laurie A. Baker, William W. Sengelmann (a)
2023	Richard J. Campo	D. Keith Oden, Alexander J. Jessett, Laurie A. Baker, William W. Sengelmann (a)
2022	Richard J. Campo	D. Keith Oden, Alexander J. Jessett, Laurie A. Baker, William W. Sengelmann (a)
2021	Richard J. Campo	D. Keith Oden, H. Malcolm Stewart (b), Alexander J. Jessett, William W. Sengelmann (a)
2020	Richard J. Campo	D. Keith Oden, H. Malcolm Stewart (b), Alexander J. Jessett, William W. Sengelmann (a)
(a) Mr. Sengelmann retired as Executive Vice President-Real Estate Investments effective October 1, 2024.
(b) Mr. Stewart retired as President and Chief Operating Officer effective December 31, 2021.

PEO Total Compensation Amount	$ 7,224,768	$ 6,911,304	$ 6,176,567	$ 4,285,423	$ 3,867,431
PEO Actually Paid Compensation Amount	$ 7,224,768	6,911,304	6,176,567	4,285,423	3,867,431
Adjustment To PEO Compensation, Footnote
(3)    Mr. Campo became Retirement Eligible in 2019, and therefore all share awards granted to him fully vest on the date of grant. Accordingly, there is no change between the amount in the Summary Compensation Table and the actual compensation paid to the
	CEO.
Non-PEO NEO Average Total Compensation Amount	$ 4,710,971	4,178,445	3,674,346	3,682,054	2,808,294
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,019,043	4,076,395	2,964,322	4,592,404	3,304,525
Adjustment to Non-PEO NEO Compensation Footnote	The table below provides the adjustments to the Summary Compensation Table total compensation made to arrive at the average compensation actually paid to the average for non-CEO NEOs:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	2024	2023	2022	2021	2020
Summary Compensation Table Total	$4,710,971	$4,178,445	$3,674,346	$3,682,054	$2,808,294
Less the average equity award amounts included in the “Stock Awards” column of the Summary Compensation Table	$(2,326,263)	$(2,326,248)	$(1,769,167)	$(1,614,532)	$(1,649,370)
Plus the average year-end value of awards granted in the covered fiscal year which were outstanding and unvested at the end of the covered fiscal year	942,999	654,836	568,966	947,853	884,667
Plus/(less) the amount equal to the change in average value as of the end of the covered fiscal year as compared to the end of the prior fiscal year for awards which were granted in prior years and were outstanding and unvested as of the covered fiscal year	91,501	(43,083)	(394,170)	366,214	(75,398)
Plus the average vesting date value of awards which were granted and vested during the same covered fiscal year	1,550,913	1,520,682	936,314	614,464	1,126,588
Plus/(less) the amount equal to the change in average value as of the vesting date from the end of the prior fiscal year for awards which were granted in prior years and vested in the covered fiscal year	(8,745)	42,080	(93,275)	546,500	139,781
Plus the average amount of dividends paid on outstanding and unvested shares during the covered fiscal year	57,667	49,683	41,308	49,851	69,963
Compensation Actually Paid	$5,019,043	$4,076,395	$2,964,322	$4,592,404	$3,304,525

Compensation Actually Paid vs. Total Shareholder Return	4) Total Shareholder Return represents the return on a fixed investment of $100 in the Company’s (or FTSE NAREIT Equity’s) stock for the period beginning on the last trading day of 2019 through December 31, 2024, and assumes the quarterly reinvestment of dividends. FTSE NAREIT Equity is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on 10-K for the year ended December 31, 2024. The following graph shows the relationship between compensation actually paid and total shareholder return for the Company and the peer group.

Compensation Actually Paid vs. Net Income	5) The following graph compares the compensation actually paid to our CEO and the average of the compensation actually paid to our Non-CEO NEOs to net income.
(a) Net Income includes a $174.4 million gain on sale of two operating properties.
(b) Net Income includes a $474.1 million gain on the acquisition of unconsolidated joint venture interests, and a $36.4 million gain on sale of one operating property.
(c) Net Income includes a $225.4 million gain on sale of two operating properties and one parcel of land.
(d) Net Income includes a $43.8 million gain on sale of one operating property, partially offset by a $41.0 million impairment associated with land development activities.

Compensation Actually Paid vs. Company Selected Measure
(6)    We consider Core FFO per share to be a key metric used in determining the CEO’s and other NEOs performance bonus. A definition of Core FFO , as well as a reconciliation of net income attributable to common shareholders to Core FFO and diluted EPS to Core FFO diluted per share for the year ended December 31, 2024 is contained in Appendix A of this proxy statement. The following graph compares the compensation actually paid to our CEO and the average of the compensation actually paid to our Non CEO NEOs to Core FFO per share. The graph below illustrates the correlation between compensation actually paid and Core FFO per share, which we believe is the most important financial metric linking the Company’s financial performance with compensation.

Tabular List, Table
The following are the financial and other performance measures the Company considers most important in linking the compensation actually paid to its executives for 2024:

●	Core FFO/Share
●	Same Property NOI (a) growth
●	Net Debt/Adjusted EBITDAre (b)
●	Weighted Average Yields (c)
(a)    Same Property NOI growth illustrates our ability to grow in current markets. A reconciliation of net income to NOI and same property net operating income for the year ended December 31, 2024 is contained in Appendix A of this proxy statement.

(b)    In an effort to maintain appropriate and manageable levels of debt, the Company utilizes the Net Debt/Adjusted EBITDAre Ratio as a key metric. The Company considers Adjusted EBITDAre to be an appropriate supplemental measure of operating performance to net income attributable to common shareholders because it represents income before non-cash depreciation and the cost of debt, and excludes gains or losses from property dispositions. A reconciliation of net income to Adjusted EBITDAre, and average Total debt to Net debt and a computation of the ratio to adjusted EBITDAre for the year ended December 31, 2024 is contained in Appendix A of this proxy statement.
	(c) We continually assess our properties and future growth opportunities. The performance of our individual properties is extremely important. As such, weighted average yields from stabilized acquisitions/developments are a key metric.
Total Shareholder Return Amount	$ 129.20	106.51	115.31	179.00	97.72
Peer Group Total Shareholder Return Amount	123.25	113.35	99.67	131.78	92.00
Net Income (Loss)	$ 170,840,000	$ 410,553,000	$ 661,508,000	$ 312,376,000	$ 128,579,000
Company Selected Measure Amount | $ / shares	6.85	6.82	6.52	5.39	5.10
PEO Name	Richard J. Campo
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,019,043	4,076,395	2,964,322	4,592,404	3,304,525
Non-PEO NEO | Deduction for comp table shares [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,326,263)	(2,326,248)	(1,769,167)	(1,614,532)	(1,649,370)
Non-PEO NEO | Year end unvested awards vesting in current year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	942,999	654,836	568,966	947,853	884,667
Non-PEO NEO | Change in value of unvested shares [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	91,501	(43,083)	(394,170)	366,214	(75,398)
Non-PEO NEO | Vesting of current year grants [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,550,913	1,520,682	936,314	614,464	1,126,588
Non-PEO NEO | Change in value of prior year unvested shares [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,745)	42,080	(93,275)	546,500	139,781
Non-PEO NEO | Dividends paid on unvested, outstanding shares [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 57,667	$ 49,683	$ 41,308	$ 49,851	$ 69,963